Intangible assets - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) NUMBER € / kWh	Dec. 31, 2023 EUR (€)
Intangible assets
Write-off	€ 155	€ 88
Changes in the scope of consolidation	109	779
Other changes	(8)	96
Goodwill	3,167	3,133
Plenitude
Intangible assets
Goodwill	2,916	2,909
CGU Domestic-Foreign Market | Retail sale of natural gas and electricity business of Plenitude
Intangible assets
Goodwill	€ 1,220
Growth rate used to extrapolate cash flow projections	0.00%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 6,000
CGU Domestic-Foreign Market | Retail sale of natural gas and electricity business of Plenitude | Minimum
Intangible assets
Discount rate	4.40%
Risk-adjusted pre-tax WACC	5.60%
CGU Domestic-Foreign Market | Retail sale of natural gas and electricity business of Plenitude | Maximum
Intangible assets
Discount rate	4.70%
Risk-adjusted pre-tax WACC	6.40%
CGU Domestic-Foreign Market | Renewables business of Plenitude
Intangible assets
Amount by which unit's recoverable amount exceeds its carrying amount if 0.7 percent point increase in weighted average cost of capital (WACC)	€ 352
Expected percentage of reduction in power prices (as a percent)	8.00%
Goodwill	€ 978
Period over which management has projected cash flows	4 years
CGU Domestic-Foreign Market | Renewables business of Plenitude | Minimum
Intangible assets
Discount rate	5.20%
CGU Domestic-Foreign Market | Renewables business of Plenitude | Maximum
Intangible assets
Discount rate	8.80%
CGU Domestic-Foreign Market | Renewables business of Plenitude | Italy
Intangible assets
Period over which management has projected cash flows	4 years
Long-term assumption for electricity wholesale price | € / kWh	120
CGU Domestic-Foreign Market | Renewables business of Plenitude | Italy | Minimum
Intangible assets
Long-term assumption for electricity wholesale price | € / kWh	100
Risk-adjusted pre-tax WACC	6.70%
CGU Domestic-Foreign Market | Renewables business of Plenitude | Italy | Maximum
Intangible assets
Long-term assumption for electricity wholesale price | € / kWh	110
Risk-adjusted pre-tax WACC	11.00%
CGU Domestic-Foreign Market | Be Power | E-mobility business of Plentitude
Intangible assets
Goodwill	€ 718
Period over which management has projected cash flows	10 years
Discount rate	12.00%
Amount by which unit's recoverable amount exceeds its carrying amount if 1.7 percent point increase in weighted average cost of capital (WACC)	€ 384
Risk-adjusted pre-tax WACC	14.20%
Accumulated impairment
Intangible assets
Goodwill	€ (2,692)
Intangible assets with definite useful lives
Intangible assets
Write-off	155	88
Changes in the scope of consolidation	73	752
Other changes	(15)	120
Decrease of intangible assets	(37)	(28)
Intangible assets with definite useful lives | Spain
Intangible assets
Changes in the scope of consolidation	€ 23
Number Of Refueling Service Stations | NUMBER	21
Intangible assets with definite useful lives | Plenitude | Spain
Intangible assets
Changes in the scope of consolidation	€ 50
Goodwill
Intangible assets
Changes in the scope of consolidation	36	25
Other changes	7	(24)
Goodwill | Plenitude
Intangible assets
Changes in the scope of consolidation	5
Goodwill | Atenoil companies
Intangible assets
Changes in the scope of consolidation	28
Exploration rights
Intangible assets
Write-off	153	85
Other changes	(5)	(27)
Capitalized costs for customer acquisition | Plenitude & Power
Intangible assets
Intangible assets other than goodwill	412	393
Concessions, licenses, trademarks and similar items
Intangible assets
Intangible assets other than goodwill	1,154	1,148
Customer relationship
Intangible assets
Intangible assets other than goodwill	84	92
Intangible assets in progress | Plenitude & Power
Intangible assets
Intangible assets other than goodwill	€ 898	€ 879